12. Earnings/(loss) per share (Details - Per Share) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earningsloss Per Share
Basic loss per share from continuing operations	$ 0.53	$ (1.50)	$ (0.17)	[1]
Basic loss per share from discontinued operations	0.00	(0.39)	(0.12)	[1]
Basic loss per share	0.53	(1.89)	(0.29)	[1]
Diluted loss per share from continuing operations	0.51	(1.50)	(0.17)	[1]
Diluted loss per share from discontinued operations	0.00	(0.39)	(0.12)	[1]
Diluted loss per share	$ 0.51	$ (1.89)	$ (0.29)	[1]
Loss from continuing operations used in the calculation of basic loss per share	$ 1,016,941	$ (2,933,067)	$ (339,697)	[1]
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	0	(363,934)	(225,447)	[1]
Loss on sale of subsidiary	0	(135,200)	0	[1]
Loss on foreign currency exchange on discontinued operations	0	(254,935)	0	[1]
Loss used in the calculation of basic loss per share	$ 1,016,941	$ (3,687,136)	$ (565,144)	[1]
Weighted average number of ordinary shares outstanding - basic	1,903,723	1,949,061	1,954,651	[1]
Diluted loss per share
Loss from continuing operations used in the calculation of diluted loss per share	$ 1,016,941	$ (2,933,067)	$ (339,697)	[1]
Interest on convertible promissory notes	0	0	0	[1]
Earnings/(loss) used in the calculation of diluted earnings/(loss) per share	1,016,941	(2,933,067)	(339,697)	[1]
Loss from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	0	(363,934)	(225,447)	[1]
Earnings/(loss) on sale of subsidiary	0	(135,200)	0	[1]
Earnings/(loss) on foreign currency exchange on discontinued operations	0	(254,935)	0	[1]
Loss used in the calculation of basic loss per share	$ 1,016,941	$ (3,687,136)	$ (565,144)
Weighted average number of ordinary shares used in the calculation of basic loss per share	1,903,723	1,949,061	1,954,651	[1]
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,997,928	1,949,061	1,954,651	[1]

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)